Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadhoi@nyse.com

06062188

RECD S.E.C.
NOV 2 9 2006
1086

CERTINGS

1-6563

November 29, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SAFECO CORPORATION, Common Stock, no par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 29, 2006. Tentative listing date – November 30, 2006.

Sincerely,

PROCESSED
NOV 3 0 2006
THOMSON
FINANCIAL